Equity (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 21, 2021	May 18, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	May 23, 2019	Jun. 30, 2018
Equity (Details) [Line Items]
Ordinary, shares issued			33,581,556	28,000,000
Ordinary shares par value			$ 0.0001	$ 0.0001
Contributed ownership					$ 3,620,757		$ 3,885,586
Ordinary shares authorized			500,000,000	500,000,000
Ordinary shares outstanding			33,581,556	28,000,000
Additional paid in capital			$ 25,542,531	$ 3,667,957
Ordinary shares were granted	6,000
Compensations at a fair value	$ 213,840
Shares issued to directors	$ 1
Statutory reserve description			The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.
Statutory surplus reserve			$ 664,100	$ 664,100
Three Directors [Member]
Equity (Details) [Line Items]
Independent directors of share compensations	2,000
Initial Public Offering [Member]
Equity (Details) [Line Items]
Ordinary, shares issued		5,575,556
Ordinary shares par value		$ 4.5
Total gross proceed		$ 25,100,000
Net proceed		21,661,293
Ordinary shares value		558
Additional paid in capital		$ 21,660,735
Over-Allotment Option [Member]
Equity (Details) [Line Items]
Additional ordinary shares		20,000
Ordinary shares [Member]
Equity (Details) [Line Items]
Ordinary, shares issued						28,000,000
Ordinary shares authorized						500,000,000
Ordinary shares surrendered						472,000,000
Ordinary shares outstanding						28,000,000
E-Home Pingtan [Member]
Equity (Details) [Line Items]
Ordinary, shares issued			50,000
Ordinary shares par value			$ 1
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares par value						$ 0.0001
Ordinary stock split						50,000
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares par value						$ 1
Ordinary stock split						500,000,000
Additional Paid-in Capital [Member]
Equity (Details) [Line Items]
Shares issued to directors	$ 213,839		$ 213,839